Annual Total Returns - FidelityManagedRetirementFunds-RetailComboPRO - FidelityManagedRetirementFunds-RetailComboPRO - Fidelity Managed Retirement 2015 Fund - Fidelity Managed Retirement 2015 Fund	Sep. 28, 2024
Bar Chart Table:
Annual Return 2014	5.79%
Annual Return 2015	(0.06%)
Annual Return 2016	7.03%
Annual Return 2017	12.06%
Annual Return 2018	(3.69%)
Annual Return 2019	14.46%
Annual Return 2020	10.87%
Annual Return 2021	5.32%
Annual Return 2022	(13.53%)
Annual Return 2023	9.63%